RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loans and Leases Receivable, Related Parties Disclosure [Abstract]
Related party extensions of credit, beginning of period	$ 3,822	$ 3,831
New loans	2,081	1,116
Repayments	(1,129)	(1,125)
Related party extension of credit, end of period	$ 4,774	$ 3,822